Income Taxes - Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Current income tax expenses			$ 24,951
Deferred income tax benefits	(54,143)	(43,363)	(1,673)
Income tax benefits (provision for income taxes)	$ (54,143)	$ (43,363)	$ 23,278